Related Party Balances and Transactions (Details) - Schedule of Accrued Liabilities and Other Payables - Related Parties - Related Parties [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accrued Liabilities and Other Payables - Related Parties [Line Items]
Accrued liabilities and other payables - related parties	$ 1,390,515
Xiamen Pupu Investment [Member]
Schedule of Accrued Liabilities and Other Payables - Related Parties [Line Items]
Accrued liabilities and other payables - related parties	$ 1,390,515